FINANCE LEASE RECEIVABLES (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCE LEASE RECEIVABLES (Details) [Line Items]
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	£ 1